Goodwill and other intangible assets and liabilities	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets and liabilities
Goodwill and other intangible assets and liabilities

Goodwill

The goodwill balance and changes in the carrying amount is as follows:

(In US$ millions)	December 31, 2017	December 31, 2016
Opening balance
Goodwill	795	795
Accumulated impairment losses	(795)	(795)
Total opening goodwill	—	—

Disposals of businesses and deconsolidation of subsidiaries (Note 11)	—	—
Impairment of goodwill	—	—

Closing balance
Goodwill	795	795
Accumulated impairment losses	(795)	(795)
Total closing goodwill	—	—

Goodwill impairment for the year ended December 31, 2015
During the period between June 30, 2015 and September 30, 2015 the Company’s share price fell by 43% from $10.34 to $5.90 (based on the closing spot price), and by 34%, from $12.04 to $7.96 (based on the average trailing three month basis), partly as a result of deteriorating market conditions in the oil and gas industry and supply and demand conditions in the ultra-deepwater offshore drilling sector. As a result management determined that the goodwill assigned to the Company’s floaters reporting unit was likely to be impaired, and performed a quantitative impairment test as at September 30, 2015.
As at September 30, 2015 an impairment test was conducted, and it resulted in the Company recognizing an impairment loss of $563 million relating to the floaters reporting unit which represented all of the goodwill attributable to that reporting unit. Following the impairment, the Company no longer retains any goodwill balance. The impairment is a result of deteriorating market conditions and the Company’s outlook on expected conditions through the current down-cycle. The impairment charge was allocated between the parent and non-controlling interests based upon the non-controlling interests’ share in each drilling unit within the floater segment. The overall charge to the reporting unit was first allocated to each drilling unit based upon the relative fair values of those drilling units. The percentage non-controlling interest in each drilling unit was then applied to the allocated charge in order to determine the portion attributable to non-controlling interests. The total impairment allocated to the non-controlling interest was $95 million.
The estimated fair value of the reporting unit was derived using an income approach, using discounted future free cash flows. The Company’s estimated future free cash flows are primarily based on its expectations around day rates, drilling unit utilization, operating costs, capital and long term maintenance expenditures and applicable tax rates. The cash flows are estimated over the remaining useful economic lives of the assets but no longer than 30 years in total, and discounted using an estimated market participant weighted average cost of capital of 10%.
The assumptions used in the Company’s estimated cash flows were derived from unobservable inputs (level 3) and are based on management’s judgments and assumptions available at the time of performing the impairment test.
Intangibles

Intangible liabilities relate to unfavorable contracts which are recorded at fair value at the date of acquisition. The amounts recognized represent the net present value of the existing contracts at the time of acquisition compared to the current market rates at the time of acquisition, discounted at the weighted average cost of capital. The estimated unfavorable contract values have been recognized and amortized over the terms of the contracts, ranging from two to five years. The gross carrying amounts and accumulated amortization were as follows:

	December 31, 2017			December 31, 2016
(In US$ millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Unfavorable contracts - intangible liabilities
Balance at the beginning of the period	444	(378)	66	444	(313)	131
Amortization of unfavorable contracts	—	(43)	(43)	—	(65)	(65)
Balance at the end of the period	444	(421)	23	444	(378)	66

There have been no favorable contracts recognized. Unfavorable contracts have been recognized within "Other current liabilities" within the Consolidated Balance Sheet.

We amortize unfavorable contracts as revenue over the contract term. This amortization is recognized within "Other revenues" in the Consolidated Statement of Operations. The table below shows the amounts relating to unfavorable contracts that is expected to be amortized over the next five years:

	Year ended December 31,
(In US$ millions)	2018	2019	2020	2021	2022	Total
Amortization of unfavorable contracts	23	—	—	—	—	23